Related Party Transactions - Additional Information (Detail) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2019 USD ($) Store Warehouse	Sep. 29, 2018 USD ($) Store Warehouse	Sep. 28, 2019 USD ($) Store Warehouse	Sep. 29, 2018 USD ($) Store Warehouse	Dec. 29, 2018 USD ($) Store Warehouse	Dec. 30, 2017 USD ($) Store	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Number of stores	337		337
Accounts And Financing Receivable, Before Allowance For Credit Loss | $	$ 35,331		$ 35,331		$ 27,769	$ 21,015
Affiliated Entity
Related Party Transaction [Line Items]
Number of stores	16	18	16	18	16
Number of warehouse location | Warehouse	1	1	1	1	1
Family Member Of Employee
Related Party Transaction [Line Items]
Number of stores	1	1	1	1	1	1
Independent operator commissions | $	$ 300	$ 300	$ 900	$ 900	$ 1,200	$ 1,300	$ 1,300